USAA GROWTH FUND

Fund Shares (USAAX) and Institutional Shares (UIGRX)

Supplement Dated July 1, 2020

to the Prospectus dated December 1, 2019

as Supplemented on May 8, 2020

This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth Fund (the "Fund"). Please review this important information carefully.

Effective June 30, 2020, the Subadvisory Agreement between Victory Capital Management Inc., the Fund's investment adviser, and Renaissance Investment Management ("Renaissance"), one of the current subadvisers to the Fund, hereby was terminated. Therefore, all references to Renaissance in the Fund's Prospectus hereby are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA SMALL CAP STOCK FUND

Fund Shares (USCAX) and Institutional Shares (UISCX)

Supplement Dated July 1, 2020

to the Prospectus dated December 1, 2019

as Supplemented on May 8, 2020

This Supplement updates certain information contained in the above-dated prospectus for the USAA Small Cap Stock Fund (the "Fund"). Please review this important information carefully.

Effective June 30, 2020, the Subadvisory Agreement between Victory Capital Management Inc., the Fund's investment adviser, and ClariVest Asset Management LLC ("ClariVest"), one of the current subadvisers to the Fund, was terminated. Therefore, all references to ClariVest in the Fund's Prospectus hereby are deleted in their entirety.

In addition, the Adviser's RS Investments Value ("RS Value") investment franchise, has been added as portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund.

1.The disclosure under the section titled "Investment Adviser" hereby is deleted in its entirety and replaced with the following:

INVESTMENT ADVISER

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Munder Capital Management ("Munder"), RS Investments Value ("RS Value") investment franchises, its Victory Solutions platform, and subadvisers Wellington Management Company LLP ("Wellington Management") and Granahan Investment Management, Inc. ("GIMI").

2.The disclosure under the section titled "Portfolio Managers" hereby is amended to include the following:

PORTFOLIO MANAGERS

	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer, RS Value	Since July 2020
Tyler Dan II, CFA	Portfolio Manager, RS Value	Since July 2020
Joseph Mainelli	Portfolio Manager, RS Value	Since July 2020

3.The following disclosure hereby is added under "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy."

RS Value

In evaluating investments for the Fund, RS Value conducts fundamental research to identify companies with improving returns on invested capital. RS Value's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as RS Value seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. RS Value seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

RS Value's strategy holds a relatively few number of securities and, as a result of its investment process, its investments may be focused in one or more economic sectors from time to time, including the financials sector.

4.The following disclosure hereby is added under the section titled "Portfolio Managers."

RS Value

Robert J. Harris is the Chief Investment Officer of the RS Value team. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Tyler Dann II has been a member of the RS Value team since 2014. From 2014 through 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Prior to that, he was Portfolio Manager and Senior Research Analyst with Invesco Advisers, Inc., where he served as co-Portfolio Manager for the Invesco Charter Fund, the Invesco VI Core Equity Fund and the Invesco Energy Fund. Previously, he was Senior Research Analyst at Banc of America Securities. Prior to that, Mr. Dann held various energy research positions at Credit Suisse First Boston and SBC Warburg. He is a CFA® charterholder.

Joseph Mainelli is a member of the RS Value team. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA SMALL CAP STOCK FUND

Fund Shares (USCAX) and Institutional Shares (UISCX)

Supplement Dated July 1, 2020

to the Statement of Additional Information dated December 1, 2019, as supplemented

This Supplement updates certain information contained in the above-dated Statement of Information ("SAI") for the USAA Small Cap Stock Fund (the "Fund"). Please review this important information carefully.

Effective June 30, 2020, the Subadvisory Agreement between Victory Capital Management Inc., the Fund's investment adviser, and ClariVest Asset Management LLC ("ClariVest"), one of the current subadvisers to the Fund, was terminated. Therefore, all references to ClariVest in the Fund's SAI hereby are deleted in their entirety.

The following information has been added to the end of the table found on pages 92-93 referencing RS Investments.

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of March 31, 2020.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of Portfolio	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Manager	Investment	Investment	Accounts	Investment	Investment	Accounts
	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
USAA Small
Cap Stock Fund
Tyler Dan II	3/$1,468	-	-	1/$401	-	-

Robert Harris	6/$2,025	2/$84	11/$45	1/$401	-	-

Joseph Mainelli	6/$2,025	2/$84	11/$45	1/$401	-	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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